Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Cash paid for operating lease liabilities	$ 1,270	$ 1,153	$ 986